Other assets	12 Months Ended
Dec. 31, 2017
Other assets [Abstract]
Other assets

30.  Other assets

	R$ thousand
	On December 31
	2017	2016
Foreign exchange transactions (1)(4)	17,279,327	17,455,821
Debtors for guarantee deposits (2)(4)	17,840,698	16,372,044
Negotiation and intermediation of securities (4)	1,741,524	1,954,484
Trade and credit receivables (4)	3,016,225	1,813,144
Deferred acquisition cost (insurance) - Note 35f	1,070,108	1,750,244
Other debtors	3,736,743	2,781,206
Prepaid expenses	1,244,602	1,324,362
Income receivable (4)	1,841,709	1,575,698
Interbank and interdepartmental accounts	1,480,291	949,730
Other (3)	1,602,760	1,193,637
Total	50,853,987	47,170,370

(1)   Mainly refers to purchases in foreign currency made by the institution on behalf of customers and rights in the institution's domestic currency, resulting from exchange sale operations;

(2)   Refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;

(3)   Includes basically trade and credit receivables, material supplies, other advances and payments to be reimbursed; and

(4)   Financial assets are recorded at amortized cost.